LEASE OBLIGATIONS - Maturities of Operating Leases Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE OBLIGATIONS
2021		€ 803
2022	€ 673	523
2023	523	381
2024	277	195
2025	69
2026 and thereafter	20
Total undiscounted minimum lease payments	1,562	1,901
Less: current portion	(673)	(802)
Long-term portion	€ 888	€ 1,099